Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Acquired Intangible Assets, Net
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2016				2017
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with finite life:
- Software licenses	$31,069	$(19,763)	$(7,522)	$3,785	$25,219	$(18,155)	$(6,081)	$983
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$33,439	$(20,226)	$(9,429)	$3,785	$27,589	$(18,618)	$(7,988)	$983

The Group recorded amortization expenses of $3,744, $4,234 and $2,122 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Group recorded impairment losses of $nil, $nil and $1,750 for the years ended December 31, 2015, 2016 and 2017, respectively. In 2017, the Group determined an impairment loss of $1,750 for software licenses, which were out of service.

The accumulated impairment loss were $7,522 and $6,081 as of December 31, 2016 and 2017, respectively. The decrease was due to the disposal of Techfaith Intelligent Handset Beijing.

The future amortization expenses for the net carrying amount of intangible assets with finite lives as of December 31, 2017 were as follows:

Year 2018	$709
Year 2019	218
Year 2020	56

$983